N-2 - USD ($)		1 Months Ended	2 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Oct. 31, 2023
Cover [Abstract]
Entity Central Index Key				0001955857
Amendment Flag				false
Document Type				N-CSR
Entity Registrant Name				Brookfield Infrastructure Income Fund Inc.
Document Period End Date				Dec. 31, 2023
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

	Total Amount		Involuntary	Average Market
	Outstanding		Liquidating	Value per Unit
	Exclusive of Treasury	Asset Coverage	Preference Per	(Exclude Bank	Type of Senior
Fiscal or Period End	Securities	per Unit[1]	Unit	Loans)	Security
December 31, 2023	$356,439,000	$5,480	N/A	N/A	Loan Payable, Credit Facility, Reverse Repurchase Agreement

1	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount	[1]	$ (356,439,000)	$ (356,439,000)	$ (356,439,000)
Senior Securities Coverage per Unit	[1]	$ (5,480)	$ (5,480)	$ (5,480)
Senior Securities, Note [Text Block]

The following table sets forth information regarding the Fund’s outstanding senior securities as at December 31, 2023.

	Total Amount		Involuntary	Average Market
	Outstanding		Liquidating	Value per Unit
	Exclusive of Treasury	Asset Coverage	Preference Per	(Exclude Bank	Type of Senior
Fiscal or Period End	Securities	per Unit[1]	Unit	Loans)	Security
December 31, 2023	$356,439,000	$5,480	N/A	N/A	Loan Payable, Credit Facility, Reverse Repurchase Agreement

1	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to maximize total returns through growth of capital and current income. There can be no assurance that the Fund will achieve its investment objective.

BII launched on November 1, 2023, as a regulated investment company, structured as a "tender offer fund." At the time of launch, a predecessor fund based in Luxembourg, Brookfield Infrastructure Income Fund SCSp (the "Predecessor Fund"), was reorganized into the Fund (the "Reorganization") and as a result, the Fund adopted all of the assets and liabilities of the Predecessor Fund, including its portfolio of private infrastructure investments. The Fund maintains an investment objective and investment strategies, policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Predecessor Fund. Further, the Reorganization did not result in (1) a material change in the Predecessor Fund’s investment portfolio due to investment restrictions; or (2) a change in accounting policies. Additionally, the investment advisers and portfolio managers did not change as a result of the Reorganization. The net asset value of the Fund’s shares as of close of business on October 31, 2023, after the Reorganization, was $10.00 for Class I Shares and the Fund received in-kind capital contributions of net assets valued at $1,548,637,987 in exchange for 154,863,799 Class I Shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

4. CAPITAL SHARES

The Fund currently offers its Shares on a continuous basis and was granted Multi-Class Exemptive Relief by the SEC that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. In addition to the Class I Shares, Class D Shares, Class S Shares, and Class T Shares, the Fund may offer additional classes of shares in the future.

The Shares are continuously offered each month at an offering price equal to NAV per share (plus an applicable front-end sales load, where relevant), which is calculated: (i) as of the close of business on the last business day of each month; (ii) on each date that Shares are to be repurchased in connection with the Fund's offer to purchase Shares; and (iii) at such other times as the Board shall determine. The differences among the Shares relate to front-end sales loads and ongoing distribution and shareholder servicing fees. No front-end sales load or distribution and shareholder servicing fees are paid with respect to Class I Shares. The Class D Shares and the Class S Shares are each subject to a front-end sales load of up to 2.00% and 3.50%, respectively. Investors purchasing Class T Shares may be charged a sales load of up to 3.00% and a maximum dealer fee of 0.50% of the investment amount, for a total front-end sales load of up to 3.50%. Holders of the Shares have equal rights and privileges with each other, except with respect to front-end sales loads and certain ongoing distribution and shareholder servicing fees.

At December 31, 2023, 18.07% of the shares of the Fund were owned by Brookfield and its affiliates.

Share transactions in the Fund’s shares were as follows:

	Period Ended
	December 31, 2023
	Shares	Amount
Class I Shares:[1]
Shares issued in Reorganization (Note 1)	154,863,799	1,548,637,987
Subscriptions	2,845,947	$28,471,530
Reinvestment of distributions	196,998	1,975,890
Net increase	157,906,744	$1,579,085,407
Class S Shares:[2]
Subscriptions	700,900	$7,009,000
Net increase	700,900	$7,009,000

1	For the Period November 1, 2023 (Commencement of Operations) through December 31, 2023.
2	For the Period December 1, 2023 (Commencement of Operations) through December 31, 2023.

Outstanding Securities [Table Text Block]

	Period Ended
	December 31, 2023
	Shares	Amount
Class I Shares:[1]
Shares issued in Reorganization (Note 1)	154,863,799	1,548,637,987
Subscriptions	2,845,947	$28,471,530
Reinvestment of distributions	196,998	1,975,890
Net increase	157,906,744	$1,579,085,407
Class S Shares:[2]
Subscriptions	700,900	$7,009,000
Net increase	700,900	$7,009,000

1	For the Period November 1, 2023 (Commencement of Operations) through December 31, 2023.
2	For the Period December 1, 2023 (Commencement of Operations) through December 31, 2023.

Class I Shares [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment	[2],[3]		(0.08)
NAV Per Share	[3]	10.07	$ 10.07	$ 10.07	$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[4]		Class I Shares
Outstanding Security, Held [Shares]	[4]		154,863,799
Outstanding Security, Not Held [Shares]			157,906,744 [4]	157,906,744
Class S Shares [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment	[2],[5]		$ (0.03)
NAV Per Share	[5]	$ 10.04	$ 10.04	$ 10.04	$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[6]	Class S Shares
Outstanding Security, Not Held [Shares]		700,900 [6]		700,900

[1]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[2]	Distributions for annual periods are determined in accordance with federal income tax regulations.
[3]	Ratios are annualized for the period from November 1, 2023 (share class inception) to December 31, 2023, unless otherwise noted.
[4]	For the Period November 1, 2023 (Commencement of Operations) through December 31, 2023.
[5]	Ratios are annualized for the period from December 1, 2023 (share class inception) to December 31, 2023, unless otherwise noted.
[6]	For the Period December 1, 2023 (Commencement of Operations) through December 31, 2023.